Consolidated Statements of Operations and Comprehensive Income (Loss)	12 Months Ended
	Feb. 28, 2025 SGD ($) $ / shares shares	Feb. 28, 2025 USD ($) $ / shares shares	Feb. 29, 2024 SGD ($) $ / shares shares	Feb. 28, 2023 SGD ($) $ / shares shares
Defined Benefit Plan Disclosure [Line Items]
Revenue	$ 1,013,482	$ 751,091	$ 1,290,951	$ 48,000
Cost of revenue	(884,883)	(655,786)	(1,025,516)	(3,861)
Gross profit	128,599	95,305	265,435	44,139
Operating expenses:
Depreciation expenses	(185)	(137)
Operating lease expenses	(40,464)	(29,988)	(20,987)	(1,980)
General and administrative expenses	(514,879)	(381,577)	(210,899)	(11,628)
Total operating expenses	(555,528)	(411,702)	(231,886)	(13,608)
Income (loss) from operations	(426,929)	(316,397)	33,549	30,531
Other income	877	650	267	102
Finance cost:
Interest expense	(26,398)	(19,563)	(468)	(723)
Income (loss) before tax expense	(452,450)	(335,310)	33,348	29,910
Income tax expense
Net income (loss)	$ (452,450)	$ (335,310)	$ 33,348	$ 29,910
Net income/(loss) per share attributable to ordinary shareholders - Basic | (per share)	$ (0.026)	$ (0.019)	$ 0.002	$ 0.002
Net income/(loss) per share attributable to ordinary shareholders - Diluted | (per share)	$ (0.026)	$ (0.019)	$ 0.002	$ 0.002
Weighted average number of ordinary shares used in computing net income per share - Basic	17,500,000	17,500,000	17,500,000	17,500,000
Weighted average number of ordinary shares used in computing net income per share - Diluted	17,500,000	17,500,000	17,500,000	17,500,000
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue			$ 1,170,951
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue	$ 1,013,482	$ 751,091	$ 120,000	$ 48,000